Related Party Transactions (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transactions
Payments to acquire businesses, Net of Cash Acquired	$ 0.0	$ 882.1	$ 882.1	$ 45.0	$ 5,283.1
Stock based compensation expense			25.0	20.4	13.4
Boehringer Ingelheim Vetmedica, Inc. Vaccine Portfolio
Related Party Transactions
Payments to acquire businesses, Net of Cash Acquired			882.1
Galliprant
Related Party Transactions
Payments to acquire businesses, Net of Cash Acquired				45.0
Novartis AH
Related Party Transactions
Payments to acquire businesses, Net of Cash Acquired					5,283.1
Lilly
Related Party Transactions
Net transfers			873.3	(129.2)	5,366.6
Expenses with related party			151.7	145.3	156.0
Revenue from related party			6.2	5.5	6.3
Stock based compensation expense	$ 20.2	$ 18.7	25.0	20.4	13.4
Pension and other postretirement benefits cost			73.7	11.3	26.2
Lilly | Cost of sales
Related Party Transactions
Expenses with related party			31.8	32.5	25.9
Lilly | Research and development
Related Party Transactions
Expenses with related party			2.8	2.3	6.3
Lilly | Marketing, selling and administrative
Related Party Transactions
Expenses with related party			117.1	110.5	123.8
Board of Director of Lilly [Member]
Related Party Transactions
Revenue from related party			24.8	14.3	16.5
Accounts receivable from related party			2.0	0.8
Purchases from related party			5.9	7.1	$ 3.6
Accounts payable to related party			$ 0.3	$ 0.4